Related Party Transactions - Promissory Note, Related Party Loans and Administrative Support Agreement (Details) - USD ($)																							3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2024	Jun. 02, 2024	May 02, 2024	Apr. 02, 2024	Feb. 27, 2024	Feb. 08, 2024	Feb. 02, 2024	Jan. 02, 2024	Dec. 31, 2023	Dec. 02, 2023	Nov. 02, 2023	Oct. 02, 2023	Sep. 05, 2023	Sep. 02, 2023	Aug. 02, 2023	Jul. 06, 2023	Jul. 02, 2023	Jun. 02, 2023	Apr. 18, 2023	Feb. 28, 2023	Feb. 08, 2023	Mar. 02, 2021	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 28, 2024	Feb. 13, 2024	Feb. 09, 2024	Sep. 27, 2023	Nov. 07, 2022
Related Party Loans
Ordinary shares									$ 0.0001														$ 0.0001		$ 0.0001		$ 0.0001
Administrative Support Agreement
General and administrative expenses									$ 5,000
CIK0001838821_ARYA Sciences Acquisition Corp IV
Related Party Loans
Due to related party									$ 210,000														$ 0		$ 0		$ 210,000	$ 90,000
Other Liability, Current, Related Party, Type [Extensible Enumeration]									Related Party [Member]														Related Party [Member]		Related Party [Member]		Related Party [Member]	Related Party [Member]
Convertible notes payables, current									$ 2,175,000														$ 3,616,000		$ 3,616,000		$ 2,175,000	$ 120,000
Notes Payable, Current, Related Party, Type [Extensible Enumeration]									Related Party [Member]														Related Party [Member]		Related Party [Member]		Related Party [Member]	Related Party [Member]
Ordinary shares																														$ 0.01
Period of time for an extension to consummate business combination		1 month	1 month	1 month	1 month															1 month
Administrative Support Agreement
General and administrative expenses																							$ 252,199	$ 78,851	$ 863,939	$ 1,047,448	$ 4,752,272	$ 1,009,074
Class A ordinary shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Related Party Loans
Ordinary shares									$ 0.0001														$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Second convertible promissory note | CIK0001838821_ARYA Sciences Acquisition Corp IV
Related Party Loans
Convertible notes payables, current									$ 1,585,000														$ 1,585,000		$ 1,585,000		$ 1,585,000	$ 0
Loan for an aggregate deposit													$ 165,000	$ 560,000	$ 140,000	$ 140,000		$ 140,000	$ 400,000
Additional amount drawn																					$ 11,000
Principal amount																					1,680,000
Period of time for an extension to consummate business combination							1 month	1 month		1 month	1 month	1 month		1 month	1 month		1 month	1 month
Second convertible promissory note | Maximum | CIK0001838821_ARYA Sciences Acquisition Corp IV
Related Party Loans
Loan for an aggregate deposit																				$ 1,380,000
Principal amount														$ 1,680,000																$ 1,680,000
Third convertible promissory note | CIK0001838821_ARYA Sciences Acquisition Corp IV
Related Party Loans
Loan for an aggregate deposit							$ 900,000			$ 420,000															900,000		470,000
Additional amount drawn										$ 50,000
Principal amount																																$ 900,000
Period of time for an extension to consummate business combination										1 month	1 month	1 month
Fourth convertible promissory note | CIK0001838821_ARYA Sciences Acquisition Corp IV
Related Party Loans
Loan for an aggregate deposit	$ 111,000	$ 111,000	$ 111,000																						540,000
Additional amount drawn		$ 74,000																			$ 53,000
Principal amount	$ 1,000,000
Sponsor | CIK0001838821_ARYA Sciences Acquisition Corp IV
Related Party Loans
Loan for an aggregate deposit																											161,000
Sponsor | Maximum | CIK0001838821_ARYA Sciences Acquisition Corp IV
Related Party Loans
Loan for an aggregate deposit					$ 1,221,000															$ 1,680,000
Sponsor | Class A ordinary shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Related Party Loans
Ordinary shares																																	$ 0.0001
Period of time for an extension to consummate business combination					1 month
Sponsor | Promissory Note | CIK0001838821_ARYA Sciences Acquisition Corp IV
Related Party Loans
Aggregate loan amount																						$ 300,000
Loan for an aggregate deposit																						$ 161,000
Sponsor | First convertible promissory note | CIK0001838821_ARYA Sciences Acquisition Corp IV
Related Party Loans
Convertible notes payables, current									120,000														120,000		120,000		120,000	120,000
Sponsor | Second convertible promissory note | CIK0001838821_ARYA Sciences Acquisition Corp IV
Related Party Loans
Convertible notes payables, current									1,585,000														1,585,000		1,585,000		1,585,000
Sponsor | Third convertible promissory note | CIK0001838821_ARYA Sciences Acquisition Corp IV
Related Party Loans
Convertible notes payables, current									470,000														900,000		900,000		470,000
Sponsor | Fourth convertible promissory note | CIK0001838821_ARYA Sciences Acquisition Corp IV
Related Party Loans
Loan for an aggregate deposit						$ 1,000,000
Conversion price (in dollars per share)																															$ 10.00
Sponsor | Working capital loan | CIK0001838821_ARYA Sciences Acquisition Corp IV
Related Party Loans
Conversion price (in dollars per share)																																	$ 10.00
Principal amount																																	$ 120,000
Borrowings																													$ 150,000
Sponsor | Working capital loan | Class A ordinary shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Related Party Loans
Conversion price (in dollars per share)																													$ 10.00
Ordinary shares																													$ 0.0001
Sponsor | Administrative Support Agreement | CIK0001838821_ARYA Sciences Acquisition Corp IV
Related Party Loans
Due to related party									$ 210,000																		210,000	90,000
Administrative Support Agreement
Monthly fee																									10,000		10,000
General and administrative expenses																							$ 0	$ 30,000	30,000	$ 60,000	120,000	120,000
Sponsor affiliate of sponsor or certain company officers and directors | Working capital loan | CIK0001838821_ARYA Sciences Acquisition Corp IV
Related Party Loans
Conversion value																									$ 1,500,000		$ 1,500,000
Conversion price (in dollars per share)									$ 10.00														$ 10.00		$ 10.00		$ 10.00
Convertible promissory note									$ 0														$ 0		$ 0		$ 0	$ 0